Note 4 - Supply Agreements (Q2)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]

Note 4. Supply Agreements

Under a three-year agreement with Stryker Corporation, or Stryker, that expires in December 2015, Vision is the exclusive supplier of the URT-7000 Video Ureteroscope, peripherals and accessories to Stryker in the United States.

From April 2011 through May 2014, Stryker had the exclusive rights to market and sell Vision’s cystoscopes, the CST- 5000 Video Cystoscope and the CST-4000 Fiber Cystoscope, and the accompanying EndoSheath disposables, peripherals and accessories, (the “Cystocscope Products”). Vision elected to not renew this exclusivity and to directly sell the Cystoscope Products in the U.S. Vision made this decision in large part because Stryker’s endoscopy sales force focuses on the operating room in hospitals, while most cystoscopy procedures are performed in physicians’ offices and ambulatory surgical centers.

Note 5. Advances from Customers

Supply Agreements

Vision is the exclusive supplier of the following Stryker-branded flexible endoscopes and co-branded EndoSheath technology:

Market	Product	Term
Urology	URT-7000 Video Ureteroscope	3-year agreement (December 2012 - December 2015)
	CST-5000 Video Cystoscope	3-year agreement (April 2011 - May 2014)
	CST-4000 Fiber Cystoscope	3-year agreement (April 2011 - May 2014)
	EndoSheath technology (cystoscopy only)	3-year agreement (April 2011 - May 2014)
	Peripherals and accessories (ureteroscopy)	3-year agreement (December 2012 - December 2015)
	Peripherals and accessories (cystoscopy)	3-year agreement (April 2011 - May 2014)

Stryker has the exclusive rights to distribute Vision’s ureteroscope worldwide.

Stryker wanted to extend its rights to market and sell Vision’s cystoscope and EndoSheath technology product lines beyond May 2014; however, Vision decided to sell direct in the U.S. in order to maximize revenue and margins. Vision made this decision in large part because Stryker’s endoscopy direct sales force is focused on the operating room in hospitals, while most cystoscopy procedures are performed in physicians’ offices and ambulatory surgical centers. Vision believes its U.S. sales force will be able to maximize revenue potential by focusing on these call points (physicians’ offices and ambulatory surgical centers).

Vision received advances from its strategic partners for future orders and for an initial stocking order. All of the advances were fully utilized as of March 31, 2013.